FAIR VALUE OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES - Narrative (Details)	Dec. 31, 2025	Dec. 31, 2024
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Level 3 assets as a percent of total net assets	0.03%	0.06%